Submission	May 15, 2025
Submission [Line Items]
Central Index Key	0000712771
Registrant Name	ConnectOne Bancorp, Inc.
Registration File Number	333-283717
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES